PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.2%
Australia : 3.1%
479,526
Aurizon Holdings Ltd.
$ 1,169,214
0.2
121,323
Computershare Ltd.
2,188,183
0.4
81,392
Dexus
375,262
0.1
108,822
Lottery Corp. Ltd.
354,603
0.0
168,196
Scentre Group
383,559
0.1
21,781
Sonic Healthcare Ltd.
394,741
0.1
1,701,908
Telstra Group Ltd.
4,398,181
0.7
327,451
Transurban Group
2,794,398
0.5
679,780
Vicinity Ltd.
942,582
0.2
17,069  Washington H Soul
Pattinson & Co. Ltd.
397,287
0.1
188,738
Woolworths Group Ltd.
4,258,527
0.7
17,656,537
3.1
Austria : 0.5%
81,441
Mondi PLC MNP
1,604,090
0.3
65,269
Mondi PLC QX
1,276,112
0.2
2,880,202
0.5
Belgium : 0.6%
7,353
Ageas SA
351,042
0.1
8,588
D'ieteren Group
1,973,681
0.3
11,029  Groupe Bruxelles Lambert
NV
823,085
0.1
42,028
Umicore SA
577,217
0.1
3,725,025
0.6
Brazil : 0.5%
375,500
Totvs SA
1,847,576
0.3
47,437
XP, Inc. - Class A
811,647
0.2
2,659,223
0.5
Canada : 6.0%
17,629
Cameco Corp.
802,380
0.2
24,762  Canadian Pacific Kansas
City Ltd.
2,076,518
0.4
29,061  Canadian Tire Corp. Ltd. -
Class A
2,984,296
0.5
91,357
Cenovus Energy, Inc.
1,840,837
0.3
836  Constellation Software,
Inc.
2,637,786
0.5
36,610
Dollarama, Inc.
3,432,030
0.6
55,039
Magna International, Inc.
2,442,501
0.4
59,400
Methanex Corp.
2,887,718
0.5
77,600
Open Text Corp.
2,446,060
0.4
23,812
RB Global, Inc.
1,896,992
0.3
22,542
Royal Bank of Canada
2,518,944
0.4
17,342
(1)
Shopify, Inc. - CAD - Class
A
1,062,137
0.2
11,098
TFI International, Inc.
1,727,499
0.3
30,304
Toromont Industries Ltd.
2,818,262
0.5
51,972
Toronto-Dominion Bank
3,069,045
0.5
34,643,005
6.0
Chile : 0.9%
68,500
Antofagasta PLC
1,783,677
0.3
348,574
Lundin Mining Corp.
3,519,445
0.6
5,303,122
0.9
China : 1.5%
96,884
ENN Energy Holdings Ltd.
677,923
0.1
51,878
KE Holdings, Inc., ADR
718,510
0.1
74,400  Proya Cosmetics Co. Ltd.
- Class A
944,019
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
142,099
Tencent Holdings Ltd.
$ 6,557,365
1.1
8,897,817
1.5
Denmark : 1.4%
2,801
Carlsberg AS - Class B
338,240
0.1
20,123
Coloplast A/S - Class B
2,616,001
0.5
36,948  Novo Nordisk A/S - Class
B
4,895,348
0.8
7,849,589
1.4
France : 8.3%
14,574
Airbus SE
2,205,438
0.4
7,734
Arkema SA
697,939
0.1
67,009
Bouygues SA
2,313,556
0.4
25,129
Bureau Veritas SA
786,268
0.1
7,150
Capgemini SE
1,419,444
0.2
82,492  Cie Generale des
Etablissements Michelin
SCA
3,265,769
0.6
5,498
Danone SA
357,178
0.1
12,541
Eiffage SA
1,248,103
0.2
4,381
Gecina SA
434,323
0.1
782
Hermes International
1,708,934
0.3
20,926
IPSOS
1,291,496
0.2
37,524
Klepierre SA
1,074,485
0.2
25,336
Legrand SA
2,737,480
0.5
3,182
L'Oreal SA
1,376,050
0.2
5,338  LVMH Moet Hennessy
Louis Vuitton SE
3,765,228
0.6
53,674
(1)
Orange SA
595,636
0.1
15,782
Pernod Ricard SA
2,111,748
0.4
31,800
Publicis Groupe SA
3,319,812
0.6
34,148
Renault SA
1,654,887
0.3
19,188
Sanofi
1,978,142
0.3
23,100
Teleperformance
2,973,790
0.5
43,600
TotalEnergies SE
2,941,535
0.5
56,225
(1)
Vallourec SA
909,083
0.2
60,991
Vinci SA
6,960,176
1.2
48,126,500
8.3
Germany : 9.3%
9,520
adidas AG
2,385,689
0.4
9,934
Allianz SE
2,798,067
0.5
36,112
BASF SE
1,681,274
0.3
16,351
Brenntag SE
1,163,151
0.2
79,100
Daimler Truck Holding AG
3,053,974
0.5
220,949  Deutsche Telekom AG,
Reg
5,779,478
1.0
16,473
Evonik Industries AG
333,607
0.1
66,900
flatexDEGIRO AG
944,739
0.2
69,951
(1)
Fresenius SE & Co. KGaA
2,506,402
0.4
20,025
Hannover Rueck SE
4,972,024
0.9
4,443
Henkel AG & Co. KGaA
344,257
0.1
65,845
Infineon Technologies AG
2,287,337
0.4
3,489
Linde PLC DE
1,587,258
0.3
39,592
Mercedes-Benz Group AG
2,617,211
0.5
7,309
Merck KGaA
1,305,918
0.2
7,349  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
3,619,569
0.6
50,881
RWE AG
1,898,927
0.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
32,748
SAP SE
$ 6,923,599
1.2
32,383
(2)
Scout24 SE
2,560,121
0.4
12,599
Siemens AG, Reg
2,306,843
0.4
81,240
(1)
Siemens Energy AG
2,359,094
0.4
53,428,539
9.3
Hong Kong : 2.3%
452,600
(2)
AIA Group Ltd.
3,027,378
0.5
90,000
CK Asset Holdings Ltd.
343,896
0.0
433,000  CK Hutchison Holdings
Ltd.
2,262,040
0.4
299,000  HKT Trust & HKT Ltd. -
Stapled Security
362,138
0.1
112,400  Hong Kong Exchanges &
Clearing Ltd.
3,315,468
0.6
145,800  Hongkong Land Holdings
Ltd.
470,878
0.1
9,500  Jardine Matheson
Holdings Ltd.
334,675
0.0
86,600
Link REIT
365,367
0.1
135,000  Power Assets Holdings
Ltd.
860,419
0.1
241,500  Sun Hung Kai Properties
Ltd.
2,091,034
0.4
13,433,293
2.3
India : 1.6%
161,186
Axis Bank Ltd.
2,251,656
0.4
59,477
HDFC Bank Ltd., ADR
3,569,215
0.6
34,399
Larsen & Toubro Ltd.
1,570,912
0.3
52,967
Reliance Industries Ltd.
1,909,589
0.3
9,301,372
1.6
Indonesia : 0.2%
1,905,000
Bank Central Asia Tbk PT
1,203,805
0.2
Ireland : 1.5%
11,824
Accenture PLC - Class A
3,909,251
0.7
69,097
Experian PLC
3,259,984
0.6
565,428
(1)
Greencore Group PLC
1,309,844
0.2
8,479,079
1.5
Israel : 0.8%
20,380
(1)
Check Point Software
Technologies Ltd.
3,738,711
0.6
3,684
(1)
CyberArk Software Ltd.
944,504
0.2
4,683,215
0.8
Italy : 1.7%
190,600
Eni SpA
3,049,565
0.5
3,143
Ferrari NV
1,293,574
0.2
355,855
(1)
Saipem SpA
845,383
0.2
460,444
Snam SpA
2,200,292
0.4
137,907
(1)
TREVI - Finanziaria
Industriale SpA
50,521
0.0
52,934
UniCredit SpA
2,174,251
0.4
9,613,586
1.7
Japan : 14.8%
34,600
AGC, Inc.
1,238,326
0.2
10,400
Aisin Corp.
350,854
0.1
109,900
Asahi Group Holdings Ltd.
4,045,771
0.7
72,200
Asahi Kasei Corp.
520,653
0.1
56,300  Bandai Namco Holdings,
Inc.
1,196,418
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
8,600
Bridgestone Corp.
$ 350,653
0.1
147,200
Daicel Corp.
1,430,901
0.2
44,600
Dai-ichi Life Holdings, Inc.
1,359,868
0.2
27,200  Daito Trust Construction
Co. Ltd.
3,271,077
0.6
41,700
FANUC Corp.
1,236,271
0.2
5,300
Fast Retailing Co. Ltd.
1,460,939
0.3
25,700  Hankyu Hanshin Holdings,
Inc.
733,322
0.1
21,300
Hoya Corp.
2,668,907
0.5
114,009
ITOCHU Corp.
5,846,776
1.0
246,500
KDDI Corp.
7,417,189
1.3
11,246
Keyence Corp.
4,917,430
0.9
325,000
Kyocera Corp.
4,093,364
0.7
193,800
M3, Inc.
1,809,561
0.3
159,000
Marubeni Corp.
2,992,345
0.5
34,800
Mazda Motor Corp.
300,165
0.0
15,800
MEIJI Holdings Co. Ltd.
399,019
0.1
54,300
Mitsubishi HC Capital, Inc.
390,657
0.1
292,300  Mitsubishi UFJ Financial
Group, Inc.
3,376,168
0.6
25,600  Nippon Express Holdings,
Inc.
1,266,711
0.2
187,200  Ono Pharmaceutical Co.
Ltd.
2,761,637
0.5
39,200
Otsuka Holdings Co. Ltd.
1,997,958
0.3
40,000
Pigeon Corp.
406,999
0.1
28,300
Recruit Holdings Co. Ltd.
1,622,815
0.3
63,700
Renesas Electronics Corp.
1,097,161
0.2
7,300
Shimano, Inc.
1,295,050
0.2
157,100
SMS Co. Ltd.
2,289,842
0.4
60,500
Sony Group Corp.
5,373,528
0.9
53,700  Sumitomo Mitsui Trust
Holdings, Inc.
1,357,367
0.2
80,800
T&D Holdings, Inc.
1,514,656
0.3
276,000  Takeda Pharmaceutical
Co. Ltd.
7,748,504
1.3
87,300
Toei Animation Co. Ltd.
1,353,872
0.2
363,600
Toray Industries, Inc.
1,890,377
0.3
10,800
Unicharm Corp.
361,807
0.1
153,900
Yamato Holdings Co. Ltd.
1,869,129
0.3
85,614,047
14.8
Netherlands : 5.5%
72,618
Aegon Ltd.
469,930
0.1
8,720
ASML Holding NV
8,119,823
1.4
8,101
EXOR NV
830,454
0.1
15,598
IMCD NV
2,242,892
0.4
101,000  Koninklijke Ahold Delhaize
NV
3,253,739
0.6
156,481
(1)
Koninklijke Philips, N.V.
4,395,507
0.8
18,736
OCI NV
451,546
0.1
8,896
Randstad NV
433,280
0.1
99,652
Shell PLC - EUR
3,643,697
0.6
95,726
Universal Music Group NV
2,280,626
0.4
32,243
Wolters Kluwer NV
5,397,786
0.9
31,519,280
5.5
New Zealand : 0.1%
73,565  Auckland International
Airport Ltd.
327,491
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Norway : 2.5%
460,754
(1)(2)
AutoStore Holdings Ltd.
$ 580,747
0.1
275,956
DNB Bank ASA
5,701,267
1.0
124,024
Gjensidige Forsikring ASA
2,098,210
0.3
183,465  SpareBank 1 SR-Bank
ASA
2,355,252
0.4
79,476
Sparebanken Vest
1,021,089
0.2
97,347
Yara International ASA
2,773,061
0.5
14,529,626
2.5
Puerto Rico : 0.6%
34,066
Popular, Inc.
3,496,194
0.6
Russia : —%
1,561,600
(3)
Alrosa PJSC
—
—
Singapore : 1.0%
180,300  CapitaLand Ascendas
REIT
368,093
0.1
1,220,500  CapitaLand Integrated
Commercial Trust
1,906,467
0.3
527,000
Genting Singapore Ltd.
334,884
0.0
138,053
United Overseas Bank Ltd.
3,347,603
0.6
5,957,047
1.0
South Africa : 0.6%
194,503
Clicks Group Ltd.
3,780,594
0.6
South Korea : 3.7%
15,700
F&F Co. Ltd.
662,286
0.1
37,721
Kia Corp.
3,095,261
0.6
40,600
LG Electronics, Inc.
3,091,718
0.5
117,170  Samsung Electronics Co.
Ltd.
7,224,969
1.3
95,300  Shinhan Financial Group
Co. Ltd.
4,191,384
0.7
19,800
SK Hynix, Inc.
2,839,786
0.5
21,105,404
3.7
Spain : 1.7%
1,811
(2)
Aena SME SA
344,088
0.0
52,517
Amadeus IT Group SA
3,458,820
0.6
158,571
Iberdrola SA
2,094,440
0.4
75,963  Industria de Diseno Textil
SA
3,690,960
0.6
19,529
Red Electrica Corp. SA
346,735
0.1
9,935,043
1.7
Sweden : 2.8%
113,009
Assa Abloy AB - Class B
3,441,611
0.6
56,524
Duni AB
530,975
0.1
216,003
Hexagon AB - Class B
2,199,871
0.4
10,875  L E Lundbergforetagen AB
- Class B
549,770
0.1
54,013
Loomis AB
1,721,136
0.3
173,085  Skandinaviska Enskilda
Banken AB - Class A
2,661,960
0.5
147,400
SKF AB - Class B
2,740,293
0.5
4,331
(1)
Spotify Technology SA
1,489,604
0.2
38,468  Svenska Handelsbanken
AB - Class A
388,291
0.1
16,332
Swedbank AB - Class A
347,283
0.0
16,070,794
2.8
Switzerland : 5.1%
1,682
Barry Callebaut AG
2,706,358
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
4,936
Helvetia Holding AG
$ 736,348
0.1
3,296
Nestle SA
333,860
0.1
56,642
Novartis AG, Reg
6,322,824
1.1
4,461  Partners Group Holding
AG
6,004,702
1.0
5,853
Sandoz Group AG
253,864
0.0
6,703
Sonova Holding AG, Reg
2,054,711
0.4
1,643  Swatch Group AG - Class
BR
338,384
0.1
8,513
Swiss Prime Site AG
853,176
0.1
34,983
Swiss Re AG
4,312,824
0.7
26,337
Temenos AG
1,828,803
0.3
5,264
(2)
VAT Group AG
2,637,980
0.5
1,650  Zurich Insurance Group
AG
907,121
0.2
29,290,955
5.1
Taiwan : 1.9%
28,000
Lotes Co. Ltd.
1,206,140
0.2
188,331  Taiwan Semiconductor
Manufacturing Co. Ltd.
5,493,863
0.9
26,848  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
4,451,398
0.8
11,151,401
1.9
Thailand : 0.4%
428,170
Kasikornbank PCL
1,581,608
0.3
271,000
Tisco Financial Group PCL
703,203
0.1
2,284,811
0.4
United Kingdom : 14.1%
102,080
Allfunds Group PLC
613,548
0.1
75,992
Anglo American PLC
2,303,789
0.4
14,416
Ashtead Group PLC
1,040,362
0.2
22,635
AstraZeneca PLC
3,596,029
0.6
398,420
BAE Systems PLC
6,644,870
1.1
560,055
Barclays PLC
1,674,730
0.3
87,843
Bellway PLC
3,225,400
0.6
5,800  Berkeley Group Holdings
PLC
378,637
0.1
140,138  British American Tobacco
PLC
4,972,223
0.9
9,432
Bunzl PLC
395,194
0.1
68,772
Diageo PLC
2,139,832
0.4
39,292
Diploma PLC
2,246,522
0.4
96,407
GSK PLC
1,872,100
0.3
84,283
Haleon PLC
378,042
0.1
136,879
Halma PLC
4,685,155
0.8
328,276
HSBC Holdings PLC
2,985,365
0.5
76,524
Imperial Brands PLC
2,109,135
0.4
196,109
Inchcape PLC
2,132,766
0.4
56,786  London Stock Exchange
Group PLC
6,912,292
1.2
1,484,172
M&G PLC
4,052,735
0.7
48,087
Melrose Industries PLC
364,129
0.1
25,400
Next PLC
2,968,734
0.5
52,000
Nomad Foods Ltd.
993,720
0.2
19,683
Persimmon PLC
401,380
0.1
289,455  Phoenix Group Holdings
PLC
2,038,652
0.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
26,096  Reckitt Benckiser Group
PLC
$ 1,403,794
0.2
89,823
RELX PLC - EUR
4,225,395
0.7
29,993
Rio Tinto PLC
1,950,525
0.3
285,777
Schroders PLC
1,444,162
0.2
54,935
Unilever PLC
3,376,002
0.6
61,695
Unilever PLC - NL
3,779,737
0.6
92,184
United Utilities Group PLC
1,225,087
0.2
2,849,518
Vodafone Group PLC
2,666,428
0.5
81,196,471
14.1
United States : 3.1%
14,934
Aon PLC - Class A
4,905,968
0.9
1,805
(1)(4)
ARM Holdings PLC, ADR
260,227
0.0
27,861
BRP, Inc.
2,018,568
0.4
19,329
GFL Environmental, Inc.
750,352
0.1
25,900
(1)
Jazz Pharmaceuticals PLC
2,855,475
0.5
7,705
Linde PLC US
3,494,217
0.6
68,621
(1)
Smurfit WestRock PLC
3,044,314
0.5
7,400
Tecnoglass, Inc.
398,194
0.1
17,727,315
3.1
Uruguay : 0.1%
496
(1)
MercadoLibre, Inc.
827,774
0.1
Total Common Stock
(Cost $524,754,562)
566,698,156
98.2
PREFERRED STOCK : 0.4%
Germany : 0.4%
7,208
Sartorius AG
2,044,350
0.4
Total Preferred Stock
(Cost $2,815,284)
2,044,350
0.4
WARRANTS : —%
Canada : —%
794
(1)(3)
Constellation Software,
Inc.
—
—
Total Warrants
(Cost $–)
—
—
Total Long-Term
Investments
(Cost $527,569,846)
568,742,506
98.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.7%
Repurchase Agreements : 0.0%
243,003
(5)
HSBC Securities (USA),
Inc., Repurchase
Agreement dated
07/31/2024, 5.330%, due
08/01/2024 (Repurchase
Amount $243,038,
collateralized by various
U.S. Government
Securities, 0.000%,
Market Value plus accrued
interest $247,863, due
11/15/24-05/15/50)
$ 243,003
0.0
Total Repurchase
Agreements
(Cost $243,003)
243,003
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.7%
3,928,429
(6)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.210%
(Cost $3,928,429) $ 3,928,429 0.7
Total Short-Term
Investments
(Cost $4,171,432)
4,171,432
0.7
Total Investments in
Securities
(Cost $531,741,278) $ 572,913,938 99.3
Assets in Excess of
Other Liabilities 3,883,081 0.7
Net Assets $ 576,797,019 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Security, or a portion of the security, is on loan.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of July 31, 2024.

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 19.1%
Industrials 18.2
Information Technology 13.1
Consumer Discretionary 11.3
Health Care 9.4
Consumer Staples 7.9
Communication Services 6.9
Materials 5.9
Energy 2.8
Real Estate 2.4
Utilities 1.6
Short-Term Investments 0.7
Assets in Excess of Other Liabilities 0.7
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 17,656,537 $ — $ 17,656,537
Austria — 2,880,202 — 2,880,202
Belgium — 3,725,025 — 3,725,025
Brazil 2,659,223 — — 2,659,223
Canada 34,643,005 — — 34,643,005
Chile 3,519,445 1,783,677 — 5,303,122
China 718,510 8,179,307 — 8,897,817
Denmark — 7,849,589 — 7,849,589
France — 48,126,500 — 48,126,500
Germany — 53,428,539 — 53,428,539
Hong Kong — 13,433,293 — 13,433,293
India 3,569,215 5,732,157 — 9,301,372
Indonesia 1,203,805 — — 1,203,805
Ireland 5,219,095 3,259,984 — 8,479,079
Israel 4,683,215 — — 4,683,215
Italy 50,521 9,563,065 — 9,613,586
Japan — 85,614,047 — 85,614,047
Netherlands — 31,519,280 — 31,519,280
New Zealand 327,491 — — 327,491
Norway — 14,529,626 — 14,529,626
Puerto Rico 3,496,194 — — 3,496,194
Russia — — — —
Singapore — 5,957,047 — 5,957,047
South Africa 3,780,594 — — 3,780,594
South Korea — 21,105,404 — 21,105,404
Spain — 9,935,043 — 9,935,043
Sweden 2,020,579 14,050,215 — 16,070,794
Switzerland — 29,290,955 — 29,290,955
Taiwan 4,451,398 6,700,003 — 11,151,401
Thailand — 2,284,811 — 2,284,811
United Kingdom 993,720 80,202,751 — 81,196,471
United States 17,727,315 — — 17,727,315
Uruguay 827,774 — — 827,774
Total Common Stock 89,891,099 476,807,057 — 566,698,156
Preferred Stock — 2,044,350 — 2,044,350
Warrants — — — —
Short-Term Investments 3,928,429 243,003 — 4,171,432
Total Investments, at fair value $ 93,819,528 $ 479,094,410 $ — $ 572,913,938
Other Financial Instruments+
Futures 361 — — 361
Total Assets $ 93,819,889 $ 479,094,410 $ — $ 572,914,299
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of July 31, 2024 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
At July 31, 2024, the following futures contracts were outstanding for Voya Multi-Manager International Equity Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI EAFE Index 11 09/20/24 $ 1,314,335 $ 361
$ 1,314,335 $ 361
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 59,426,956
Gross Unrealized Depreciation (18,254,295)
Net Unrealized Appreciation $ 41,172,661